UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

    /s/ Mark W. Everette            West Hartford, CT           October 26,2011
    ---------------------           ------------------          ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          156
                                         -----------

Form 13F Information Table Value Total:  $   135,949
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                              COM            88579Y101       1,013      11,433 SH       Sole       N/A       11,433
ABBOTT LABS                        COM            002824100         380      10,800 SH       Sole       N/A       10,800
ABIOMED INC                        COM            003654100         876      21,756 SH       Sole       N/A       21,756
ALLEGHANY CORP DEL                 COM            017175100         521       2,770 SH       Sole       N/A        2,770
AMDOCS LTD                         ORD            GO2602103         373       5,036 SH       Sole       N/A        5,036
AMERICA ONLINE INC DEL             COM            02364J104         487       7,220 SH       Sole       N/A        7,220
AMERICAN BK CONN WATERBURY         COM            024327108       2,512     121,800 SH       Sole       N/A      121,800
AMERICAN EXPRESS CO                COM            025816109       1,224       8,220 SH       Sole       N/A        8,220
AMERICAN HOME PRODS CORP           COM            026609107       1,534      28,547 SH       Sole       N/A       28,547
AMERICAN INTL GROUP INC            COM            026874107       2,399      21,906 SH       Sole       N/A       21,906
AMERICAN INTL PETROLEUM CORP       COM PAR S0.08N 026909407          14      14,000 SH       Sole       N/A       14,000
AMERICAN PWR CONVERSION CORP       COM            029066107         831      19,400 SH       Sole       N/A       19,400
ARIBA INC                          COM            04033V104         209       1,000 SH       Sole       N/A        1,000
ART TECHNOLOGY GROUP INC           COM            04289L107         223       3,400 SH       Sole       N/A        3,400
ARTISAN COMPONENTS INC             COM            042923102         209      10,700 SH       Sole       N/A       10,700
ASSOCIATES FIRST CAP CORP          CL A           046008108         364      17,012 SH       Sole       N/A       17,012
AT&T CORP                          COM            001957109       2,397      42,570 SH       Sole       N/A       42,570
ATLT CORP                          COM LIB GRP A  001957208       1,450      24,450 SH       Sole       N/A       24,450
ATLANTIC RICHFIELD CO              COM            048825103         205       2,416 SH       Sole       N/A        2,416
AUTOMATIC DATA PROCESSING IN       COM            053015103       1,039      21,525 SH       Sole       N/A       21,525
BAKER HUGHES INC                   COM            057224107         665      22,000 SH       Sole       N/A       22,000
BELL ATLANTIC CORP                 COM            077853109         629      10,297 SH       Sole       N/A       10,297
BELLSOUTH CORP                     COM            079860102         785      16,755 SH       Sole       N/A       16,755
BJS WHOLESALE CLUB INC             COM            05548J106         261       6,800 SH       Sole       N/A        6,800
BOEING CO                          COM            097023105         853      22,549 SH       Sole       N/A       22,549
BP PLC                             SPONSORED ADR  055622104         811      15,222 SH       Sole       N/A       15,222
BRISTOL MYERS SQUIBB CO            COM            110122108       2,373      40,910 SH       Sole       N/A       40,910
BROADCOM CORP                      CL A           111320107         437       1,800 SH       Sole       N/A        1,800
BROCADE COMMUNICATIONS SYS INC     COM            111621108         340       1,900 SH       Sole       N/A        1,900
BURLINGTON RES INC                 COM            122014103         814      22,000 SH       Sole       N/A       22,000
CAPITAL ONE FINL CORP              COM            14040H105         357       7,450 SH       Sole       N/A        7,450
CARNIVAL CORP                      COM            143658102         498      20,075 SH       Sole       N/A       20,075
CATERPILLAR INC DEL                COM            149123101         625      15,850 SH       Sole       N/A       15,850
CBS CORP                           COM            12490K107         462       8,160 SH       Sole       N/A        8,160
CENDANT CORP                       COM            151313103         424      22,910 SH       Sole       N/A       22,910
CHASE MANHATTAN CORP NEW           COM            16161A108         837       9,598 SH       Sole       N/A        9,598
CHEVRON CORP NEW                   COM            166764100         288       3,114 SH       Sole       N/A        3,114
CHITTENDEN CORP                    COM            170228100         209       7,031 SH       Sole       N/A        7,031
CISCO SYS INC                      COM            17275R102       1,229      15,890 SH       Sole       N/A       15,890
CITIGROUP INC                      COM            172967101       1,522      25,417 SH       Sole       N/A       25,417
CMGI INC                           COM            125750109         650       5,740 SH       Sole       N/A        5,740
COCA COLA CO                       COM            191216100         450       9,587 SH       Sole       N/A        9,587
COMCAST CORP NEW                   CL A SPL       20030N200         777      17,950 SH       Sole       N/A       17,950
CORDANT TECHNOLOGIES INC           COM            218412104         571      10,100 SH       Sole       N/A       10,100
CORNING INC                        COM            219350105       1,214       6,260 SH       Sole       N/A        6,260
COSTCO WHSL CORP NEW               COM            22160K105         472       9,000 SH       Sole       N/A        9,000
CVS CAREMARK CORPORATION           COM            126650100         447      11,900 SH       Sole       N/A       11,900
DEVON ENERGY CORP NEW              COM            25179M103         301       6,200 SH       Sole       N/A        6,200
DISNEY WALT CO                     COM DISNEY     254687106         900      21,823 SH       Sole       N/A       21,823
DOW CHEM CO                        COM            260543103         532       4,670 SH       Sole       N/A        4,670
EASTMAN KODAK CO                   COM            277461109         714      13,150 SH       Sole       N/A       13,150
ELECTRONIC DATA SYS NEW            COM            285661104       1,548      24,114 SH       Sole       N/A       24,114
ELECTRONICS FOR IMAGING INC        COM            286082102         263       4,400 SH       Sole       N/A        4,400
E M C CORP MASS                    COM            268648102         394       3,126 SH       Sole       N/A        3,126
EMERSON ELEC CO                    COM            291011104       1,167      21,975 SH       Sole       N/A       21,975
EQUITY OFFICE PROPERTIES TRUST     COM            294741103         382      15,208 SH       Sole       N/A       15,208
EXXON MOBIL CORP                   COM            30231G102       4,804      61,633 SH       Sole       N/A       61,633
FEDERAL NATL MTG ASSN              COM            313586109         204       3,600 SH       Sole       N/A        3,600
FIDELITY NATL FINL INC             COM            316326107         269      19,444 SH       Sole       N/A       19,444
FIRST DATA CORP                    COM            319963104       1,821      41,032 SH       Sole       N/A       41,032
FIRST UN CORP                      COM            337358105         596      15,996 SH       Sole       N/A       15,996
FLEETBOSTON FINL CORP              COM            339030108       1,898      52,009 SH       Sole       N/A       52,009
FVC COM INC                        COM            30266P100         290      16,300 SH       Sole       N/A       16,300
GANNETT INC                        COM            364730101         359       5,100 SH       Sole       N/A        5,100
GEMSTAR-TV GUIDE INTL INC          COM            36866W106         610       7,100 SH       Sole       N/A        7,100
GENERAL ELECTRIC CO                COM            369604103       9,775      62,810 SH       Sole       N/A       62,810
GENERAL MTRS CORP                  COM            370442105         470       5,670 SH       Sole       N/A        5,670
GENERAL MTRS CORP                  CL H NEW       370442832         274       2,204 SH       Sole       N/A        2,204
GILLETTE CO                        COM            375766102         387      10,261 SH       Sole       N/A       10,261
GTE CORP                           COM            362320103         275       3,877 SH       Sole       N/A        3,877
GUIDANT CORP                       COM            401698105       1,183      20,092 SH       Sole       N/A       20,092
HALLIBURTON CO                     COM            406216101       1,214      29,530 SH       Sole       N/A       29,530
HARLEY DAVIDSON INC                COM            412822108         891      11,225 SH       Sole       N/A       11,225
HARMAN INTL INDS INC               COM            413086109         408       6,800 SH       Sole       N/A        6,800
HARTFORD FINL SVCS GROUP INC       COM            416515104         343       6,507 SH       Sole       N/A        6,507
HEWLETT PACKARD CO                 COM            428236103       1,886      14,195 SH       Sole       N/A       14,195
HOME DEPOT INC                     COM            437076102       2,342      36,312 SH       Sole       N/A       36,312
HONEYWELL INTL INC                 COM            438516106         590      11,200 SH       Sole       N/A       11,200
HSB GROUP INC                      COM            40428N109         303      10,472 SH       Sole       N/A       10,472
HYPERION SOLUTIONS CORP            COM            44914M104         236       7,275 SH       Sole       N/A        7,275
IMMUNEX CORP NEW                   COM            452528102       1,837      28,950 SH       Sole       N/A       28,950
IMS HEALTH INC                     COM            449934108       1,040      61,416 SH       Sole       N/A       61,416
INTEL CORP                         COM            458140100         940       7,134 SH       Sole       N/A        7,134
INTERNATIONAL BUSINESS MACHS       COM            459200101       2,734      23,169 SH       Sole       N/A       23,169
INTUIT                             COM            461202103         244       4,500 SH       Sole       N/A        4,500
JPMORGAN CHASE & CO                COM            46625H100         398       3,020 SH       Sole       N/A        3,020
JDS UNIPHASE CORP                  COM            46612J101         640       5,310 SH       Sole       N/A        5,310
JOHNSON & JOHNSON                  COM            478160104       1,757      25,009 SH       Sole       N/A       25,009
JONES APPAREL GROUP INC            COM            480074103         538      17,000 SH       Sole       N/A       17,000
KANSAS CITY SOUTHN INDS INC        COM            485170104         206       2,400 SH       Sole       N/A        2,400
KOPIN CORP                         COM            500600101       2,112      30,750 SH       Sole       N/A       30,750
LILLY ELI & CO                     COM            532457108       1,139      18,188 SH       Sole       N/A       18,188
LUCENT TECHNOLOGIES INC            COM            549463107       1,701      27,765 SH       Sole       N/A       27,765
MAPICS INC                         COM            564910107         186      11,900 SH       Sole       N/A       11,900
MBIA INC                           COM            55262C100         656      12,595 SH       Sole       N/A       12,595
MCDONALDS CORP                     COM            580135101       1,067      28,543 SH       Sole       N/A       28,543
MCGRAW HILL COS INC                COM            580645109         234       5,132 SH       Sole       N/A        5,132
MEDIAONE GROUP INC                 COM            58440J104         405       5,005 SH       Sole       N/A        5,005
MEDTRONIC INC                      COM            585055106         884      17,178 SH       Sole       N/A       17,178
MELLON F I N L CORP                COM            58551A108         619      20,800 SH       Sole       N/A       20,800
MERCK & CO INC                     COM            589331107       1,928      31,031 SH       Sole       N/A       31,031
METROMEDIA FIBER NETWORK INC       CL A           591689104       2,749      28,400 SH       Sole       N/A       28,400
MICROMUSE INC                      COM            595094103         444       3,200 SH       Sole       N/A        3,200
MICROSOFT CORP                     COM            594918104       1,480      13,880 SH       Sole       N/A       13,880
MOTOROLA INC                       COM            620076109       1,994      13,655 SH       Sole       N/A       13,655
NABORS INDS INC                    COM            629568106         578      14,900 SH       Sole       N/A       14,900
NATIONAL INSTRS CORP               COM            636518102         566      12,100 SH       Sole       N/A       12,100
NEWFIELD EXPL CO                   COM            651290108         405      11,500 SH       Sole       N/A       11,500
NOBLE ENERGY INC                   COM            655044105         689      21,000 SH       Sole       N/A       21,000
NOKIA CORP                         SPONSORED ADR  654902204         472       2,125 SH       Sole       N/A        2,125
OMNICOM GROUP INC                  COM            681919106         281       3,000 SH       Sole       N/A        3,000
PEOPLES HERITAGE FINL GROUP        COM            711147108         944      62,925 SH       Sole       N/A       62,925
PEPSICO INC                        COM            713448108       1,530      43,875 SH       Sole       N/A       43,875
PFIZER INC                         COM            717081103       1,519      41,543 SH       Sole       N/A       41,543
PHARMACIA CORP                     COM            71713U102         294       5,705 SH       Sole       N/A        5,705
PHONE COM INC                      COM            719208100         277       1,700 SH       Sole       N/A        1,700
PROCTER & GAMBLE CO                COM            742718109         894      15,828 SH       Sole       N/A       15,828
PROGRESSIVE CORP OHIO              COM            743315103         342       4,500 SH       Sole       N/A        4,500
PROVIDIAN FINL CORP                COM            74406A102         295       3,400 SH       Sole       N/A        3,400
ROGERS WIRELESS COMMUNICATIONS     CL B NON-VTG   775315104         222       5,500 SH       Sole       N/A        5,500
SANTA FE SNYDER CORP               COM            80218K105         366      38,500 SH       Sole       N/A       38,500
SBC COMMUNICATIONS INC             COM            783876103       1,689      40,087 SH       Sole       N/A       40,087
SCHERING PLOUGH CORP               COM            806605101         442      11,900 SH       Sole       N/A       11,900
SCHLUMBERGER LTD                   COM            806857108       1,442      18,856 SH       Sole       N/A       18,856
SCHWAB CHARLES CORP NEW            COM            808513105         368       6,475 SH       Sole       N/A        6,475
SERVICE CORP INTL                  COM            817565104         494       9,200 SH       Sole       N/A        9,200
SHERWIN WILLIAMS CO                COM            824348106         332      15,000 SH       Sole       N/A       15,000
SLM HLDG CORP                      COM            78442A109         253       7,600 SH       Sole       N/A        7,600
SONY CORP                          ADR NEW        835699307         560       2,000 SH       Sole       N/A        2,000
STANLEY WKS                        COM            854616109       1,147      43,506 SH       Sole       N/A       43,506
STERIS CORP                        COM            859152100         169      16,500 SH       Sole       N/A       16,500
SUN MICROSYSTEMS INC               COM            866810104       1,404      14,985 SH       Sole       N/A       14,985
SYNOPSYS INC                       COM            871607107         360       7,400 SH       Sole       N/A        7,400
PRICE T ROWE GROUP INC             COM            74144T108         239       6,050 SH       Sole       N/A        6,050
TERADYNE INC                       COM            880770102         213       2,600 SH       Sole       N/A        2,600
TEXACO INC                         COM            881694103         268       4,980 SH       Sole       N/A        4,980
TEXAS INSTRS INC                   COM            882508104       2,256      14,100 SH       Sole       N/A       14,100
TEXTRON INC                        COM            883203101         995      16,350 SH       Sole       N/A       16,350
TRANSACTION SYS ARCHITECTS         CL A           893416107         202       7,000 SH       Sole       N/A        7,000
TYCO INTL LTD NEW                  COM            902124106       1,337      26,677 SH       Sole       N/A       26,677
U S WEST INC NEW                   COM            91273H101         248       3,412 SH       Sole       N/A        3,412
UCAR INTL INC                      COM            90262K109         266      20,150 SH       Sole       N/A       20,150
UNITEDHEALTH GROUP INC             COM            91324P102         584       9,800 SH       Sole       N/A        9,800
UNITED TECHNOLOGIES CORP           COM            913017109         651      10,302 SH       Sole       N/A       10,302
VASTAR RES INC                     COM            922380100         513       6,900 SH       Sole       N/A        6,900
VODAFONE AIRTOUCH PLC              SPONSORED ADR  92857T107         333       5,985 SH       Sole       N/A        5,985
WAL MART STORES INC                COM            931142103         790      13,981 SH       Sole       N/A       13,981
WASTE MGMT INC DEL                 COM            94106L109         526      38,400 SH       Sole       N/A       38,400
WATSON PHARMACEUTICALS INC         COM            942683103         238       6,000 SH       Sole       N/A        6,000
WILLIAMS COS INC DEL               COM            969457100       1,085      24,700 SH       Sole       N/A       24,700
WINSTAR COMMUNICATIONS INC         COM            975515107         332       5,550 SH       Sole       N/A        5,550
WORLDCOM INC GA NEW                COM            98157D106       1,153      25,416 SH       Sole       N/A       25,416
WORLDGATE COMMUNICATIONS INC       COM            98156L307         258       8,600 SH       Sole       N/A        8,600
XEROX CORP                         COM            984121103         422      16,219 SH       Sole       N/A       16,219
YAHOO INC                          COM            984332106         445       2,600 SH       Sole       N/A        2,600
YUM BRANDS INC                     COM            988498101       1,440      46,353 SH       Sole       N/A       46,353